Virtus Alternative Solutions Trust

Supplement dated November 10, 2026 to the Virtus Alternative Solutions Trust Statutory Prospectus

applicable to the Virtus AlphaSimplex Global Alternatives Fund dated April 28, 2026, as supplemented

Important Notice to Investors

Effective November 10, 2026, references to Virtus AlphaSimplex Global Alternatives Fund throughout this Prospectus are no longer applicable.

Investors should retain this supplement with the Prospectus for future reference.

VAST 8079 AlphaSimplex GA Prospectus Not Applicable (11/2026)